Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2021
Share-based payment arrangements [Abstract]
Number and Weighted Average Exercise Prices of Share Options
A summary of stock-options outstanding is as follows:

	Stock Options (#)	Weighted Average Exercise Price ($)
Balance, June 30, 2019	5,693,397	95.88
Granted	1,232,796	54.27
Exercised (1)	(103,828)	26.91
Expired	(135,926)	51.72
Forfeited (2)	(937,936)	98.94
Balance, June 30, 2020	5,748,503	88.60
Granted	786,510	11.56
Exercised (1)	(36,634)	5.70
Expired	(2,383,140)	99.07
Forfeited	(7,233)	134.64
Balance, June 30, 2021	4,108,006	68.46
(1)The weighted average share price on the date stock options were exercised during the year ended June 30, 2021 was $14.88 (June 30, 2020 – $78.08).
(2)Included are the 1,039,672 forfeited options relating to the resignation of the Company’s strategic advisor, as detailed below.

Range of Exercise Prices of Outstanding Share Options
The following table summarizes the stock options that remain outstanding as at June 30, 2021:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
3.60 - 30.00	Aug 25, 2021 - May 31, 2026	3.39	1,657,991	770,154
30.72 - 99.60	Jan 19, 2022 - Jan 17, 2025	2.06	1,141,043	860,912
100.80 - 133.80	Jan 2, 2023 - Mar 13, 2026	3.75	1,057,712	950,698
135.00 - 163.56	Jan 2, 2023 - May 28, 2024	2.27	251,260	205,826
		3.05	4,108,006	2,787,590

Summary of Stock Options that Remain Outstanding
The following table summarizes the stock options that remain outstanding as at June 30, 2021:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
3.60 - 30.00	Aug 25, 2021 - May 31, 2026	3.39	1,657,991	770,154
30.72 - 99.60	Jan 19, 2022 - Jan 17, 2025	2.06	1,141,043	860,912
100.80 - 133.80	Jan 2, 2023 - Mar 13, 2026	3.75	1,057,712	950,698
135.00 - 163.56	Jan 2, 2023 - May 28, 2024	2.27	251,260	205,826
		3.05	4,108,006	2,787,590

Weighted Average Assumptions of Options
Stock options granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Year ended June 30,
	2021	2020
Risk-free annual interest rate (1)	0.31%	0.88%
Expected annual dividend yield	0%	0%
Expected stock price volatility (2)	81.69%	89.60%
Expected life of options (years) (3)	2.40	2.37
Forfeiture rate	18.75%	12.54%
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.
(2)Volatility was estimated by using the average historical volatility of the Company.
(3)The expected life in years represents the period of time that options granted are expected to be outstanding.
Summary of Awards Outstanding
A summary of the RSUs and DSUs outstanding are as follows:

	RSUs and DSUs (#)	Weighted Average Issue Price of RSUs and DSUs ($)
Balance, June 30, 2019	169,195	59.28
Issued	266,640	37.82
Vested, released and issued	(44,823)	50.58
Forfeited	(14,716)	86.77
Balance, June 30, 2020	376,296	44.06
Issued	954,698	10.82
Vested, released and issued	(168,784)	44.44
Forfeited	(121,666)	18.77
Balance, June 30, 2021	1,040,544	16.46
(1)    As of June 30, 2021, there were 983,161 RSUs and 57,383 DSUs outstanding (June 30, 2020 - 360,098 RSUs and 16,198 DSUs).
The following table summarizes the RSUs and DSUs that remain outstanding as at June 30, 2021:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
6.25 - 24.96	Feb 10, 2023 - Feb 10, 2025	993,740	74,702
33.12 - 88.68	Aug 3, 2021 - Mar 13, 2023	13,558	4,150
90.12 - 123.84	Jul 12, 2021 - Sep 10, 2022	33,246	16,265
		1,040,544	95,117
A summary of the PSUs outstanding is as follows:

	PSUs (#)	Weighted Average Issue Price of PSUs ($)
Balance, June 30, 2020	—	—
Issued	469,834	10.07
Forfeited	(82,465)	10.09
Balance, June 30, 2021	387,369	10.06

The following table summarizes the PSUs that are outstanding as at June 30, 2021:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
8.50 - 12.96	Sep 10, 2023 - May 18, 2024	377,284	—
13.35 - 23.96	Dec 8, 2023 - Feb 11, 2024	10,085	—
		387,369	—

Weighted Average Assumptions of PSUs
PSUs granted during the year ended were fair valued based on the following weighted average assumptions:

Year ended June 30, 2021
Risk-free annual interest rate (1)	0.64%
Dividend yield	—%
Expected stock price volatility (2)	47.68%
Expected stock price volatility of peer group (2)	27.35%
Expected life of options (years) (3)	2.85
Forfeiture rate	2.63%
Equity correlation against peer group (4)	46.42%
Weighted average fair value of PSUs granted	$9.74
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the PSUs.
(2)Volatility was estimated by using the 20-day VWAP historical volatility of Aurora and the peer group of companies.
(3)The expected life in years represents the period of time that the PSUs granted are expected to be outstanding.
(4)The equity correlation is estimated by using 1-year historical equity correlations for the Company and the peer group of companies.